Other income (expense) - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	$ 278	$ (51)
Early debt redemption costs	(53)	(50)
Equity (losses) gains from investments in associates and joint ventures
(Loss) gain on investment	(49)	43
Operations	(46)	(38)
Losses on retirements and disposals of property, plant and equipment and intangible assets	(24)	(83)
(Losses) gains on investments	(6)	3
Other	60	(18)
Total other income (expense)	$ 160	$ (194)